SHARE BASED COMPENSATION (2006 Share Incentive Plan, Options) (Narrative) (Details) (2006 Share Incentive Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended													1 Months Ended	12 Months Ended	48 Months Ended	0 Months Ended
	Oct. 02, 2006	Nov. 26, 2012 Stock Options [Member]	Mar. 12, 2012 Stock Options [Member]	Mar. 01, 2012 Stock Options [Member]	Feb. 15, 2012 Stock Options [Member]	Nov. 09, 2011 Stock Options [Member]	Feb. 24, 2011 Stock Options [Member]	Nov. 10, 2010 Stock Options [Member]	Jun. 21, 2010 Stock Options [Member]	Mar. 19, 2010 Stock Options [Member]	Oct. 30, 2009 Stock Options [Member]	Jul. 14, 2009 Stock Options [Member]	Oct. 27, 2008 Stock Options [Member]	Mar. 31, 2008 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Oct. 27, 2008 Stock Options [Member] 26/12/2006 Program [Member]	Oct. 27, 2008 Stock Options [Member] 20/04/2007 Program [Member]	Oct. 27, 2008 Stock Options [Member] 21/12/2007 Program [Member]	Oct. 27, 2008 Stock Options [Member] 27/03/2008 Program [Member]	Dec. 31, 2012 Stock Options [Member] Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum expiration term of share option granted	10 years
Number of ordinary shares that may be issued																					15,062,194
2006 Share Incentive Plan expiration date															2016
Share options granted		6,000	433,250	18,000	40,000	317,000	1,919,000	109,000	120,000	1,760,500	220,000	1,416,000	280,000	1,093,200
Fair value per option in grant date		$ 5.2432	$ 6.3474	$ 7.2419	$ 7.1999	$ 7.4567	$ 8.0297	$ 11.594	$ 12.176	$ 8.1764	$ 6.4533	$ 3.2313	$ 1.3942	$ 3.1826
Exercise price of unvested share options													$ 3.63
Number of share options modified													2,443,000
Incremental value per option of share options modified																	$ 1.2415	$ 1.2601	$ 1.2588	$ 0.9830
Increase in stock compensation expense from 2009 to 2012 due to modification																$ 4,628